Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 610,877	$ 83,690	¥ 228,250
Short-term deposits	0	0	14,397
Short-term investments	513,683	70,374	57,494
Restricted short-term deposits	30,295	4,150	33,942
Accounts receivable, net of allowance of RMB131,826 and RMB103,340 (US$14,158) as of December 31, 2023 and 2024, respectively	58,180	7,971	34,786
Inventories	75,687	10,369	59,488
Prepayments and other current assets	68,298	9,356	24,691
Total current assets	1,357,020	185,910	453,048
Non-current assets
Property and equipment, net	60,224	8,251	44,623
Right-of-use assets, net	128,433	17,595	74,528
Intangible assets, net	2,617	359	2,426
Long-term loans receivable	0	0	4,215
Long-term investments	33,764	4,626	18,369
Other non-current assets	2,440	334	1,436
Total non-current assets	227,478	31,165	145,597
Total assets	1,584,498	217,075	598,645
Current liabilities:
Short-term bank loans	64,250	8,802	69,798
Accounts payable	127,446	17,460	35,101
Contract liabilities	62,561	8,571	37,169
Current portion of long-term bank loans	10,500	1,438	3,538
Mandatorily redeemable non-controlling interests	40,000	5,480	0
Accrued expenses and other liabilities	150,196	20,577	94,149
Current portion of lease liabilities	12,527	1,716	5,595
Deferred income	1,504	206	1,549
Deferred government subsidies	1,209	166	3,147
Income taxes payable	150	21	29
Total current liabilities	470,343	64,437	250,075
Non-current liabilities:
Long-term bank loans	20,500	2,808	9,308
Mandatorily redeemable non-controlling interests	0	0	40,000
Deferred tax liabilities	292	40	292
Unrecognized tax benefit	5,480	751	5,480
Lease liabilities	125,719	17,223	75,308
Deferred income	0	0	1,486
Other non-current liabilities	6,350	870	2,477
Total non-current liabilities	158,341	21,692	134,351
Total liabilities	628,684	86,129	384,426
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	2,923,178	400,474	1,951,936
Treasury shares	(10,085)	(1,382)	0
Statutory reserves	1,772	243	1,239
Accumulated deficit	(1,984,851)	(271,923)	(1,754,542)
Accumulated other comprehensive income	25,539	3,499	15,079
Total EHang Holdings Limited shareholders' equity	955,643	130,923	213,792
Non-controlling interests	171	23	427
Total shareholders' equity	955,814	130,946	214,219
Total liabilities and shareholders' equity	1,584,498	217,075	598,645
Class A Ordinary Shares [Member]
Shareholders' equity:
Common stock	66	9	56
Additional paid-in capital	5,999	822	12,355
Class B Ordinary Shares [Member]
Shareholders' equity:
Common stock	¥ 24	$ 3	¥ 24